CONTRIBUTED CAPITAL (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 14, 2024
IfrsStatementLineItems [Line Items]
Proceeds from sale of future shares			$ 17,308,453
Shares issued for follow on offering	6,580,300
Shares issued for exercise of warrants	5,990,930
CEO Purchase of Shares	$ 455,000
Ordinary shares issued	73,873,784			73,873,784
Market price				$ 0.3970
Description on circumstances of arbitration	Under such circumstances, the Company filed for arbitration to request for (i) the acquisition to be fully rescinded, (ii) LZGI to return the 73,873,784 issued Consideration Shares, and (iii) LZGI to return the $6,701,580 cash paid subsequent to the share issuance.
Employment related expenses, shares	5,760,000
Employment related expenses	$ 6,421,628
CEO Compensation, shares	5,032,753
CEO Compensation	$ 3,448,946
Issuance in satisfaction of Liability, shares	135,120
Issuance in satisfaction of Liability	$ 215,161
Increase (decrease) through share-based payment transactions, equity	672,767	532,466	1,308,784
2019 share option [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) through share-based payment transactions, equity	4,217,563	532,466
Tau game lodge [member]
IfrsStatementLineItems [Line Items]
Expense from share-based payment transactions	177,914	674,704
Genius group ltd ordinary shares [member]
IfrsStatementLineItems [Line Items]
Expense from share-based payment transactions	494,854	143,016
Issued capital [member]
IfrsStatementLineItems [Line Items]
Shares issued for follow on offering	$ 6,580,300
Shares issued for follow on offering, shares	23,571,429
Post consolidated shares issued for follow on offering, shares	2,357,142
Shares issued for exercise of warrants	$ 5,990,930
Shares issued for exercise of warrants, shares	18,170,707
CEO Purchase of Shares, shares	500,000
CEO Purchase of Shares	$ 455,000
Shares issued, shares	34,014,680
Shares issued, value	$ 31,571,382
CEO Compensation, shares	5,032,753
CEO Compensation	$ 3,448,946
Issuance in satisfaction of Liability, shares	135,120
Issuance in satisfaction of Liability	$ 215,161
Increase (decrease) through share-based payment transactions, equity	672,767	532,466	$ 1,308,784
2024, 2025 and 2026 [Member]
IfrsStatementLineItems [Line Items]
Recognized share based compensation expenses	2,017,105
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Proceeds from sale of future shares	44,597,612
GeniusU limited ordinary shares [member] | Convertible debt instrument [member]
IfrsStatementLineItems [Line Items]
Convertible debt obligations		$ 18,026,388
Genius group ltd ordinary shares [member] | Tau game lodge [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share based payment arrangement shares	160,000	873,429
Genius group ltd ordinary shares [member] | Tau game lodge [member] | Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of share issued were cancelled in share based payment arrangement shares	640,000